FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of liquidity risk

2025	Within 1 year	2 to 3 years	4 to 5 years	Over 5 years	Total
Trade and other payables	189,614	-	-	-	189,614
Loans and debentures	99,548	227,787	128,074	28,160	483,569
Provision for mine closure and restoration	5,661	4,190	3,491	85,286	98,628
Lease liabilities	17,647	12,488	154	46	30,335
Liability measured at fair value	5,976	5,868	8,274	24,705	44,823
short-term	318,446	250,333	139,993	138,197	846,969

2024	Within 1 year	2 to 3 years	4 to 5 years	Over 5 years	Total
Trade and other payables	98,232	-	-	-	98,232
Loans and debentures	84,518	196,356	146,976	46,140	473,990
Provision for mine closure and restoration	9,674	5,431	8,132	35,049	58,286
Lease liabilities	12,305	14,937	-	-	27,242
Liability measured at fair value	3,915	4,332	4,882	22,860	35,989
short-term	208,644	221,056	159,990	104,049	693,739

Schedule of market risk

Instrument	Instrument´s main risk events	Reasonable scenario	$ Impact
Derivative financial instruments (Gold collars)	Gold price increase/decrease	Δ 10%	95,000
Liability measured at fair value	Gold price increase/decrease	Δ 10%	2,684
Loans and debentures (Gold linked loan)	Gold price increase/decrease	Δ 10%	552
Contingent consideration (NSR)	Gold price increase/decrease	Δ 10%	1,177